Other Income (loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income (loss), Net
Unrealized gain (loss) on marketable securities	$ (606,635)	$ 911,873	$ 180,112
Foreign exchange gain (loss)	(3,800,728)	(619,269)	64,650
Others	188,170	187,891	374,988
Total	$ (4,219,193)	$ 480,495	$ 619,750